Trading revenues (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Trading revenues
Trading revenues	SFr 94	SFr (271)	SFr 498	SFr (177)	SFr 1,888
Interest rate products
Trading revenues
Trading revenues	2,918	1,719	1,569	4,637	4,163
Foreign exchange products
Trading revenues
Trading revenues	(1,566)	(582)	340	(2,148)	(513)
Equity/index-related products
Trading revenues
Trading revenues	(844)	(1,163)	(1,126)	(2,007)	(1,285)
Credit products
Trading revenues
Trading revenues	(734)	(534)	(111)	(1,268)	(460)
Commodity, emission and energy products
Trading revenues
Trading revenues	16	(3)	28	13	18
Other trading securities
Trading revenues
Trading revenues	304	SFr 292	(202)	596	(35)
Bank
Trading revenues
Trading revenues	SFr 97		SFr 492	SFr (309)	SFr 1,898